Summary of Significant Accounting Policies and Organization (Details 1) (USD $)	12 Months Ended		50 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Effect on deferred tax assets and liabilities of a change in tax rates
Expected income tax expense at the statutory rate of 38.55%	$ (6,482,547)	$ (24,991)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	104,538	11,840
Tax effect of differences in the timing of deductibility of items for income tax purposes	20,038
Change in valuation allowance	6,357,971	13,151
Provision for income taxes